Intangible assets (Tables)	12 Months Ended
Mar. 31, 2024
Intangible assets and goodwill [abstract]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Cost to fulfill customer contracts	Other intangible assets	Software	Total
Opening balance as of April 1, 2023	512,273	45,909	656,518	19,385	10,258	167,455	1,411,798
Additions	—	2	—	1,226	363	33,665	35,256
Disposals	—	—	—	—	(1,130)	(4,159)	(5,289)
Exchange differences	1,800	(24)	—	(79)	(228)	(769)	700
Accumulated acquisition values	514,073	45,887	656,518	20,532	9,263	196,192	1,442,465

Opening balance as of April 1, 2023	—	(23,861)	(652,145)	(13,618)	(8,865)	(101,641)	(800,130)
Amortization	—	(2,237)	(223)	(1,753)	(529)	(24,872)	(29,614)
Disposals	—	—	—	—	1,069	3,628	4,697
Exchange differences	—	—	—	33	207	605	845
Accumulated amortization	—	(26,098)	(652,368)	(15,338)	(8,118)	(122,280)	(824,202)

Opening balance as of April 1, 2023	(2,015)	—	—	—	(498)	(3,647)	(6,160)
Impairment	—	(1,156)	—	—	—	(32)	(1,188)
Disposals	—	—	—	—	—	23	23
Exchange differences	125	1	—	—	—	11	137
Accumulated impairment	(1,890)	(1,155)	—	—	(498)	(3,645)	(7,188)

Net book value as of March 31, 2024	512,183	18,634	4,150	5,194	647	70,267	611,075

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Cost to fulfill customer contracts	Other intangible assets	Software	Total
Opening balance as of April 1, 2022	487,685	46,025	652,052	17,093	10,247	144,224	1,357,326
Acquisition of subsidiaries	29,239	—	4,466	—	—	2,738	36,443
Purchases	—	—	—	2,577	869	25,688	29,134
Disposals	—	—	—	—	(557)	(1,420)	(1,977)
Disposal of subsidiary	—	—	—	—	—	(687)	(687)
Exchange differences	(4,651)	(116)	—	(285)	(301)	(3,088)	(8,441)
Accumulated acquisition values	512,273	45,909	656,518	19,385	10,258	167,455	1,411,798

Opening balance as of April 1, 2022	—	(21,624)	(641,489)	(11,914)	(8,347)	(83,916)	(767,290)
Amortization	—	(2,237)	(10,656)	(1,803)	(909)	(21,390)	(36,995)
Disposals	—	—	—	—	157	1,086	1,243
Disposal of subsidiary	—	—	—	—	—	416	416
Exchange differences	—	—	—	99	234	2,163	2,496
Accumulated amortization	—	(23,861)	(652,145)	(13,618)	(8,865)	(101,641)	(800,130)

Opening balance as of April 1, 2022	(2,063)	—	—	—	(498)	(3,449)	(6,010)
Impairment	—	—	—	—	—	(247)	(247)
Disposals	—	—	—	—	—	37	37
Exchange differences	48	—	—	—	—	12	60
Accumulated impairment	(2,015)	—	—	—	(498)	(3,647)	(6,160)

Net book value as of March 31, 2023	510,258	22,048	4,466	5,674	895	62,167	605,508

Disclosure of Goodwill and Customer Relationships by Operating Segment	The following is a summary of the goodwill allocated to each cash-generating unit:

(EUR thousand)	As of March 31
Goodwill	2024	2023
TFS	361,750	362,069
Payments	49,525	50,076
ZigZag	63,825	61,045
Yocuda	7,844	7,829
ShipUp	29,239	29,239
Total	512,183	510,258